Consolidated statement of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statements of profit or loss and other comprehensive income
Revenue	R$ 959,680	R$ 807,577	R$ 756,715
Cost of services	(664,907)	(477,035)	(467,803)
Gross profit	294,773	330,542	288,912
Operating expenses
Sales and marketing expenses	(101,477)	(109,793)	(119,436)
General and administrative expenses	(114,402)	(128,823)	(147,458)
Research and development expenses	(47,043)	(52,784)	(64,072)
Allowance for expected credit losses	(16,066)	(49,247)	(7,789)
Goodwill impairment	0	0	(136,723)
Other income and expenses, net	(12,510)	(606)	(102,424)
Operating gain (loss)	3,275	(10,711)	(288,990)
Financial Income (Expenses)
Finance expenses	(151,504)	(72,641)	(77,245)
Finance income	20,195	28,589	33,423
Financial expenses, Net	(131,309)	(44,052)	(43,822)
Loss before taxes	(128,034)	(54,763)	(332,812)
Income Tax and Social Contribution
Deferred income tax and social contribution	(14,667)	202	91,249
Current income tax and social contribution	(11,957)	(6,210)	(1,462)
Total Income Tax and Social Contribution	(26,624)	(6,008)	89,787
Loss of the year	(154,658)	(60,771)	(243,025)
Gain (Loss) attributable to:
Owners of the Company	(154,658)	(61,004)	(243,029)
Non-controlling interests	R$ 0	R$ 233	R$ 4
Loss per share (expressed in Reais per share)
Basic	R$ (3.063)	R$ (1.456)	R$ (5.843)
Diluted	R$ (3.063)	R$ (1.456)	R$ (5.843)
Items that are or may be reclassified subsequently to profit or loss
Cumulative translation adjustments from operations in foreign currency	R$ 6,550	R$ (6,356)	R$ (25,153)
Total comprehensive loss for the year	(148,108)	(67,127)	(268,178)
Total comprehensive gain (loss) attributable to:
Owners of the Company	(148,108)	(67,360)	(268,182)
Non-controlling interests	R$ 0	R$ 233	R$ 4